Subsidiary Guarantor Information - Summary of Principal Amount Outstanding of Registered Debt Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
5.75% Guaranteed Notes due 2018 [member] | Master Trust [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 834,688
6.625% Guaranteed Bonds due 2035 [member] | Master Trust [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,750,000
6.625% Guaranteed Bonds due 2038 [member] | Master Trust [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 491,175
8.625% Bonds due 2022 [member] | Master Trust [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 160,245
8.625% Guaranteed Bonds due 2023 [member] | Master Trust [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 106,507
91/4% Guaranteed Bonds due 2018 [member] | Master Trust [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 107,109
9.50% Guaranteed Bonds due 2027 [member] | Master Trust [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 219,217
8.00% Notes due 2019 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,312,015
3.500% Notes due 2018 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 355,356
9.50% Global Guaranteed Bonds due 2027 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 102,149
Floating Rate Notes due 2018 member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 498,570
6.000% Notes due 2020 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 995,364
5.50% Notes due 2021 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,962,047
3.500% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,099,730
4.875% Notes due 2024 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,499,136
6.625% Notes due 2035 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 999,000
6.500% Bonds due 2041 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 3,000,000
4.875% Bonds 2022 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,097,055
3.125% Notes due 2019 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 325,778
3.500% Notes due 2020 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,465,367
5.50% Bonds due 2044 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,657,962
6.375% Bonds due en 2045 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,999,980
5.625% Bonds due 2046 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,996,226
4.500% Notes due 2026 member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,489,718
4.250% Notes due 2025 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 998,435
Five point five percent guaranteed notes due two thousand nineteen [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 740,851
Six point three seven five percent guaranteed notes due two thousand twenty one [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,247,668
Six point eight seven five percent guaranteed notes due two thousand twenty six [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,970,334
Four point six two five percent guaranteed notes due two thousand twenty three [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,055,498
Six point seven five percent guaranteed notes due two thousand forty seven [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 3,671,628
9.250% global guaranteed bonds due 2028 [member] | Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 9,296